SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development and advertising costs, Government grants, Capitalized interest and Debt issuance cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and development and advertising costs
Research and development expenses	¥ 21,627	¥ 13,915	¥ 7,261
Advertising costs	7,454	6,332	10,189
Government grants
Deferred government grants	6,507	9,771
Deferred government grants, current	6,003	4,800
Capitalized interest
Total interest costs	1,040,898	749,730	466,460
Less: interest costs capitalized	(72,205)	(93,544)	(54,457)
Interest expenses	968,693	656,186	¥ 412,003
Debt issuance cost
Unamortised debt issuance costs	273,822	203,779
Other long-term liabilities
Government grants
Deferred government grants	6,507	9,771
Accrued expenses and other payables
Government grants
Deferred government grants, current	¥ 6,003	¥ 4,800